Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Operating Lease Liability
Reported as:
Operating lease liability, current	$670
Operating lease liability, non-current	324
Total	$994

The components of lease expense for the year ended December 31, 2023 were as follows (in thousands except lease term and discount rate):

Operating Lease expense	December 31, 2023	December 31, 2022
Amortization of ROU assets (operating lease cost)	$560	$653
Interest on lease liabilities	84	99
Total lease expense	$644	$752

Other Information
Operational cash flow used for operating leases	$733	$781
ROU assets obtained in exchange for lease liabilities	800	234
Weighted -average remaining lease term (in years)	2.22	2.54
Weighted -average discount rate	7.76%	6.31%

Schedule of Future Commitments and Sublease Income

Years ending December 31,	Future lease commitments
Remainder of 2024	$193
2025	590
2026	246
2027	37
Thereafter	-
Total future minimum lease payments	$1,066
Less imputed interest	(72)
Total lease liability	$994

Future lease payments under non-cancelable leases as of December 31, 2023 were as follows (in thousands):

Years ending December 31,	Future lease commitments
2024	779
2025	587
2026	238
2027	31
Thereafter	-
Total future minimum lease payments	$1,635
Less imputed interest	$(140)
Total lease liability	$1,495

Schedule of Operating Lease Liability
Reported as:	December 31, 2023
Operating lease liability, current	$691
Operating lease liability, non-current	804
Total	1,495